INVENTORIES, NET	12 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	September 30, 2023	September 30, 2022

Raw materials	$12,715	$677,042
Finished goods	975,651	1,051,947
Inventory valuation allowance	(1,079)	(6,869)
Total inventory, net	$987,287	$1,722,120